Income Taxes (Details) - Schedule of Income before Income Tax, Domestic and Foreign - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Before Income Tax Domestic And Foreign Abstract
Domestic	$ (31,474)	$ (22,632)
Foreign	(7,004)	(5,989)
Net Loss, before tax, continuing operations	$ (38,478)	$ (28,621)